UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O'Neill
33 Whitehall Street, 10th Floor
New York. NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

Dynamic VP HY Bond Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares				Value
SHORT TERM INVESTMENTS - 95.5%
MONEY MARKET FUNDS - 95.5%
420,952	Dreyfus Government Cash Management			$420,952
420,952	Evergreen Institutional U.S. Government Money Market Fund			420,952
420,952	Federated Prime Obligations Fund			420,952
21,220	Fidelity Institutional Money Market Portfolio			21,220
420,952	Goldman Sachs Financial Square Government Fund			420,952
420,953	SEI Daily Income Trust Government Fund			420,953
	TOTAL SHORT TERM INVESTMENTS (Cost $2,125,981)			$2,125,981

	Total Investments (Cost $2,125,981) - 95.5%			$2,125,981
	Other Assets in Excess of Liabilities - 4.5%			99,079
	TOTAL NET ASSETS - 100.0%			$2,225,060

Percentages are stated as a percent of net assets.

Dynamic VP HY Bond Fund
Futures Contracts
September 30, 2008 (Unaudited)
				Unrealized
Contracts				Appreciation
4	S&P 500 Mini Futures
	Expiring December 2008
	(Underlying Face Amount at Market Value $234,800)			$1,287

Dynamic VP HY Bond Fund
Credit Default Swap Contracts
September 30, 2008 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Termination	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Depreciation
Bank of America	CDX North American HY Index	Sell	5.00%	$ 369,750	6/20/2013	$ (8,890)

Evolution VP All-Cap Equity Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 86.5%
AEROSPACE & DEFENSE - 1.1%
237	L-3 Communications Holdings, Inc.	$23,302
1,108	Ceradyne, Inc. (a)	40,619
187	DRS Technologies, Inc.	14,352
2,252	Heico Corp.	73,911
1,013	Teledyne Technologies, Inc. (a)	57,903
		210,087
AIRLINES - 0.5%
4,934	Republic Airways Holdings, Inc. (a)	50,277
3,827	Southwest Airlines Co.	55,530
		105,807
AUTOMOTIVE - 1.5%
479	DaimlerChrysler AG (Germany)	24,189
8,119	Johnson Controls, Inc.	246,249
6,170	Spartan Motors, Inc.	19,621
		290,059
BEVERAGES - 1.1%
827	Anheuser-Busch Companies, Inc.	53,656
3,740	Hansen Natural Corp. (a)	113,135
1,475	Pepsi Bottling Group, Inc.	43,026
		209,817
BIOTECHNOLOGY - 4.6%
923	Amgen, Inc. (a)	54,706
2,262	Biogen Idec, Inc. (a)	113,756
863	Celgene Corp. (a)	54,611
701	Cephalon, Inc. (a)	54,320
3,914	CV Therapeutics, Inc. (a)	42,271
1,872	Genomic Health, Inc. (a)	42,401
2,990	Invitrogen Corp. (a)	113,022
4,899	Martek Biosciences Corp.	153,927
9,198	Nabi Biopharmaceuticals (a)	42,863
5,880	NPS Pharmaceuticals, Inc. (a)	41,983
1,157	Onyx Pharmaceuticals, Inc. (a)	41,860
1,922	Regeneron Pharmaceuticals, Inc. (a)	41,957
8,644	ViroPharma, Inc. (a)	113,409
		911,086
BUILDING PRODUCTS - 0.3%
1,290	Lennox International, Inc.	42,918
742	NCI Building Systems, Inc. (a)	23,559
		66,477
CHEMICALS - 1.6%
1,517	Balchem Corp.	40,458
2,576	Celanese Corp.	71,896
157	CF Industries Holdings, Inc.	14,359
762	The Dow Chemical Co.	24,216
277	FMC Corp.	14,235
1,731	Innophos Holdings, Inc.	42,202
743	Olin Corp.	14,414
769	Rohm & Haas Co.	53,830
497	Terra Industries, Inc.	14,612
183	Terra Nitrogen Co. L.P.	20,103
		310,325
COMMERCIAL BANKS - 1.2%
564	Bank of Montreal (Canada)	24,308
645	BB&T Corp.	24,381
1,674	Southside Bancshares, Inc.	42,185
561	SunTrust Banks, Inc.	25,239
695	U.S. Bancorp	25,034
651	Wells Fargo & Co.	24,432
1,852	Zions Bancorporation	71,672
		237,251
COMMERCIAL SERVICES & SUPPLIES - 2.6%
949	Apollo Group, Inc. (a)	56,276
3,728	CDI Corp.	83,246
2,359	Consolidated Graphics, Inc. (a)	71,548
9,100	Diamond Management & Technology Consultants, Inc.	42,679
1,495	First Advantage Corp. (a)	21,005
937	ITT Educational Services, Inc. (a)	75,813
1,675	Multi Color Corp.	40,016
1,372	School Specialty, Inc. (a)	42,793
2,157	Taleo Corp. (a)	42,903
844	Watson Wyatt Worldwide, Inc. - Class A	41,972
		518,251

COMMERCIAL SERVICES - 0.2%
742	Huron Consulting Group, Inc. (a)	42,279

COMMUNICATIONS EQUIPMENT - 2.0%
9,558	Cogo Group, Inc. (a)	50,371
2,342	Comtech Telecommunications Corp. (a)	115,320
5,620	Netgear, Inc. (a)	84,300
1,304	QUALCOMM, Inc.	56,033
614	Research In Motion Ltd. (Canada)(a)	41,936
4,333	Seachange International, Inc. (a)	41,857
		389,817
COMPUTERS & PERIPHERALS - 1.8%
3,380	Dell, Inc. (a)	55,702
4,001	Netezza Corp. (a)	42,451
4,231	Stratasys, Inc. (a)	73,916
5,577	Super Micro Computer, Inc. (a)	50,249
6,403	Western Digital Corp. (a)	136,512
		358,830
CONSTRUCTION & ENGINEERING - 0.9%
1,407	Fluor Corp.	78,370
6,867	Great Lakes Dredge & Dock Corp.	43,331
2,472	KHD Humboldt Wedag International Ltd. (Canada)(a)	47,413
		169,114
DISTRIBUTORS - 1.7%
652	Andersons, Inc.	22,963
5,989	Genuine Parts Co.	240,818
2,256	WESCO International, Inc. (a)	72,598
		336,379
DIVERSIFIED FINANCIAL SERVICES - 2.9%
199	CME Group, Inc.	73,930
341	Deutsche Bank AG (Germnay)	24,821
3,860	EZCORP, Inc. (a)	72,568
539	Greenhill & Co., Inc.	39,751
6,367	NYSE Euronext	249,459
2,375	thinkorswim Group, Inc. (a)	19,784
9,123	TradeStation Group, Inc. (a)	85,300
		565,613
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
841	AT&T, Inc.	23,481
738	Compania Anonima Nacional Telefonos de Venezuela ADR (Venezuela)	5,498
587	Embarq Corp.	23,803
7,159	Qwest Communications International, Inc.	23,124
1,219	TELUS Corp. (Canada)	43,348
760	Verizon Communications, Inc.	24,388
		143,642
ELECTRICAL EQUIPMENT - 0.9%
1,066	Acuity Brands, Inc.	44,516
583	Cooper Industries Ltd.	23,291
1,837	Emerson Electric Co.	74,931
376	II-VI, Inc. (a)	14,536
616	Thomas & Betts Corp. (a)	24,067
		181,341
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
394	Anixter International, Inc. (a)	23,447
869	Arrow Electronics, Inc. (a)	22,785
2,923	Avnet, Inc. (a)	71,993
573	Dolby Laboratories, Inc. (a)	20,164
2,427	National Instruments Corp.	72,931
2,567	Scansource, Inc. (a)	73,904
		285,224
ENERGY EQUIPMENT & SERVICES - 3.6%
4,770	Cal Dive Internatioanal Inc. (a)	50,562
699	ENSCO International, Inc.	40,283
2,404	Gulf Island Fabrication, Inc.	82,866
1,268	Helmerich & Payne, Inc.	54,765
184	Lufkin Industries, Inc.	14,600
1,500	National-Oilwell, Inc. (a)	75,345
928	Noble Corp.	40,739
933	Schlumberger Ltd.	72,858
543	SEACOR Holdings, Inc. (a)	42,870
3,029	Unit Corp. (a)	150,905
2,958	Weatherford International Ltd. (a)	74,364
		700,157

FOOD PRODUCTS - 0.9%
799	General Mills, Inc.	54,907
1,094	H.J. Heinz Co.	54,667
1,127	Lancaster Colony Corp.	42,443
343	Ralcorp Holdings, Inc. (a)	23,122
		175,139
FREIGHT & LOGISTICS - 0.9%
792	C.H. Robinson Worldwide, Inc.	40,360
260	CSX Corp.	14,188
3,273	Expeditors International of Washington, Inc.	114,031
		168,579
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
1,180	Baxter International, Inc.	77,443
286	Becton Dickinson & Co.	22,954
1,672	Cerner Corp. (a)	74,638
1,015	Covidien Ltd.	54,566
2,597	Immucor, Inc. (a)	83,000
1,092	Medtronic, Inc.	54,709
1,305	Stryker Corp.	81,302
955	Varian Medical Systems, Inc. (a)	54,559
		503,172
HEALTH CARE PROVIDERS & SERVICES - 2.8%
1,375	Air Methods Corp. (a)	38,926
1,013	Almost Family, Inc. (a)	40,064
1,224	Athenahealth, Inc. (a)	40,722
1,814	Chemed Corp.	74,483
1,384	DaVita, Inc. (a)	78,902
2,315	Healthsouth Corp. (a)	42,665
2,816	Inventiv Health, Inc. (a)	49,731
1,374	Lincare Holdings, Inc. (a)	41,344
432	McKesson Corp.	23,246
5,084	Service Corp. International	42,502
2,530	VCA Antech, Inc. (a)	74,559
		547,144
HOTELS RESTAURANTS & LEISURE - 0.6%
1,882	Buffalo Wild Wings, Inc. (a)	75,732
1,603	MGM Mirage (a)	45,686
		121,418
HOUSEHOLD DURABLES - 1.7%
9,354	Garmin Ltd.	317,475
525	Tupperware Corp.	14,506
		331,981
INDUSTRIAL CONGLOMERATES - 0.2%
1	Alleghany Corp. (a)	365
1,115	Raven Industries, Inc.	43,875
		44,240
INDUSTRIAL & CONSTRUCTION SUPPLIES - 0.8%
1,528	Fastenal Co.	75,468
1,604	MSC Industrial Direct Co., Inc. - Class A	73,896
		149,364
INSURANCE - 6.1%
1,333	Ace Ltd. (Switzerland)	72,155
3,809	Amerisafe, Inc. (a)	69,324
3,036	WR Berkley Corp.	71,498
1,475	Chubb Corp.	80,978
3,805	First Mercury Financial Corp. (a)	54,221
529	Hanover Insurance Group, Inc.	24,080
1,568	HCC Insurance Holdings, Inc.	42,336
3,015	IPC Holdings Ltd.	91,083
1,719	Life Partners Holdings, Inc.	61,832
4,563	Montpelier Re Holdings Ltd.	75,335
1,682	Odyssey Re Holdings Corp.	73,672
921	Philadelphia Consolidated Holding Corp. (a)	53,943
627	Prudential Financial, Inc.	45,144
1,523	Renaissance Re Holdings Ltd.	79,196
1,501	RLI Corp.	93,197
643	Safety Insurance Group, Inc.	24,389
1,314	Transatlantic Holdings, Inc.	71,416
2,745	Travelers Companies, Inc.	124,074
		1,207,873

INTERNET & CATALOG RETAIL - 1.6%
948	Blue Nile, Inc. (a)	40,641
7,038	Nutri/System, Inc.	124,713
9,970	PetMed Express, Inc. (a)	156,529
		321,883
INTERNET SOFTWARE & SERVICES - 1.3%
22,469	RealNetworks, Inc. (a)	114,143
8,791	United Online, Inc.	82,723
9,375	Website Pros, Inc. (a)	50,625
		247,491
IT SERVICES - 1.7%
1,896	Cognizant Technology Solutions Corp. (a)	43,286
1,838	Gartner, Inc. (a)	41,686
2,281	MAXIMUS, Inc.	84,032
3,890	SYKES Enterprises, Inc. (a)	85,424
826	Syntel, Inc.	20,237
2,256	Western Union Co.	55,656
		330,321
LEISURE EQUIPMENT & PRODUCTS - 0.1%
419	Marvel Entertainment, Inc. (a)	14,305

MACHINERY - 3.6%
351	Agco Corp. (a)	14,956
2,776	Astec Industries, Inc. (a)	85,584
721	Axsys Technologies, Inc. (a)	42,496
2,015	Harsco Corp.	74,938
2,815	Parker Hannifin Corp.	149,195
6,930	Pentair, Inc.	239,570
2,972	Reliance Steel & Aluminum Co.	112,847
		719,586
MEDIA - 0.7%
1,692	CBS Corp. - Class B	24,670
1,662	Scholastic Corp.	42,680
2,422	The Walt Disney Co.	74,331
		141,681
METALS & MINING - 1.5%
571	AK Steel Holding Corp. (a)	14,800
19,671	Iamgold Corp. (Canada)	110,551
487	Olympic Steel, Inc.	14,362
4,950	PAN American Silver Corp. (Canada)(a)	110,039
1,255	Southern Copper Corp.	23,945
841	Steel Dynamics, Inc.	14,373
186	United States Steel Corp.	14,435
		302,505
OIL, GAS & UTILITIES - 10.2%
6,169	Ameren Corp.	240,776
402	Apache Corp.	41,921
3,829	Chevron Corp.	315,816
2,374	Cimarex Energy Co.	116,112
2,640	Denbury Resources, Inc. (a)	50,266
865	Dorchester Minerals L.P.	19,981
549	Enbridge Energy Management LLC (a)	22,987
2,578	Energen Corp.	116,732
1,115	Energy Transer Equity L.P.	24,251
662	Energy Transfer Partners L.P.	24,381
4,019	Exxon Mobil Corp.	312,116
173	Hess Corp.	14,200
296	The Laclede Group, Inc.	14,353
657	Murphy Oil Corp.	42,140
3,443	Occidental Petroleum Corp.	242,559
1,171	Petro-Canada (Canada)	39,053
965	Petroquest Energy, Inc. (a)	14,813
2,007	Stone Energy Corp. (a)	84,956
2,916	Swift Energy Co. (a)	112,820
11,631	TXCO Resources, Inc. (a)	116,775
738	Ultra Petroleum Corp. (Canada)(a)	40,841
		2,007,849

PERSONAL PRODUCTS - 0.5%
585	Herbalife Ltd.	23,119
3,101	Inter Parfums, Inc.	42,050
1,344	NBTY, Inc. (a)	39,675
		104,844
PHARMACEUTICALS - 5.8%
946	Abbott Laboratories	54,471
2,197	Allergan, Inc.	113,145
37,364	American Oriental Bioengineering, Inc. (a)	242,492
843	Barr Pharmaceuticals, Inc. (a)	55,048
2,613	Eli Lilly & Co.	115,050
5,735	Endo Pharmaceuticals Holdings, Inc. (a)	114,700
683	Genzyme Corp. (a)	55,248
2,426	Johnson & Johnson	168,073
4,828	Medicines Co. (a)	112,106
17,968	Salix Pharmaceuticals, Ltd. (a)	115,175
		1,145,508
REAL ESTATE - 0.3%
886	Eastgroup Properties	43,006
620	Prologis	25,587
		68,593
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.0%
5,141	Brooks Automation, Inc. (a)	42,979
1,295	Cabot Microelectronics Corp. (a)	41,544
10,700	Integrated Device Technology, Inc. (a)	83,246
1,790	MEMC Electronic Materials, Inc. (a)	50,585
9,184	Micrel, Inc.	83,299
3,705	Omnivision Technologies, Inc. (a)	42,274
1,363	Silicon Laboratories, Inc. (a)	41,844
		385,771
SOFTWARE - 2.2%
1,101	ANSYS, Inc. (a)	41,695
806	FactSet Research Systems, Inc.	42,114
3,042	Foundry Networks, Inc. (a)	55,395
5,078	Manhattan Associates, Inc. (a)	113,443
1,288	McAfee, Inc. (a)	43,740
2,740	Quality Systems, Inc.	115,792
469	Sybase, Inc. (a)	14,361
		426,540
SPECIALTY RETAIL - 5.1%
3,684	Abercrombie & Fitch Co. (a)	145,334
4,049	AnnTaylor Stores Corp. (a)	83,571
1,659	Barnes & Noble, Inc.	43,267
4,795	The Cato Corp.	84,152
7,852	Charlotte Russe Holding, Inc. (a)	80,483
15,614	Chico's FAS, Inc. (a)	85,409
10,942	Christopher & Banks Corp.	83,925
2,206	Family Dollar Stores, Inc.	52,282
5,165	hhgregg, Inc. (a)	50,359
2,587	Jos A Bank Clothiers, Inc. (a)	86,923
745	The Sherwin-Williams Co.	42,584
7,582	Volcom, Inc. (a)	131,017
1,774	Zale Corp. (a)	44,350
		1,013,656
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
1,303	True Religion Apparel, Inc. (a)	33,683
3,418	VF Corp.	264,246
		297,929
TOBACCO - 1.3%
5,451	Reynolds American, Inc.	265,028

	TOTAL COMMON STOCKS (Cost $17,257,556)	$17,073,957

INVESTMENT COMPANIES - 2.4%
12,121	iShares S&P Europe 350 Index Fund	483,143

	TOTAL INVESTMENT COMPANIES (Cost $514,015)	$483,143

SHORT TERM INVESTMENTS - 2.9%
MONEY MARKET FUNDS - 2.9%
569,112	Federated Prime Obligations Fund	569,112
	TOTAL SHORT TERM INVESTMENTS (Cost $569,112)	$569,112

	Total Investments (Cost $18,340,683) - 91.8%	$18,126,212
	Other Assets in Excess of Liabiliies - 8.2%	1,608,727
	TOTAL NET ASSETS - 100.0%	$19,734,939

Percentages are stated as a percent of net assets.

Footnotes
ADR	American Depository Receipt
(a)	Non Income Producing

Evolution VP All-Cap Equity Fund
Short Futures Contracts
September 30, 2008 (Unaudited)
		Unrealized
Contracts		Appreciation
279	NASDAQ 100 Mini Futures
	Expiring December 2008
	(Underlying Face Amount at Market Value ($8,937,765)	$985,358

Evolution VP Managed Bond Fund
Schedule of Investments
September 30, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 99.3%
5,610	AllianceBernstein World Dollar Government Fund II	$56,268
6,788	BlackRock Corporate High Yield Fund VI	54,508
4,789	BlackRock Floating Rate Income Strategies Fund	52,679
6,237	BlackRock Preferred Income Strategies Fund	52,016
4,769	Evergreen Multi-Sector Income Fund	58,897
2,197	iShares Lehman 1-3 Year Credit Bond Fund	214,757
8,549	iShares Lehman 1-3 Year Treasury Bond Fund	714,354
7,000	iShares Lehman 7-10 Year Treasury Bond Fund	622,720
5,609	iShares Lehman 20+ Year Treasury Bond Fund	532,182
29,445	iShares Lehman Aggregate Bond Fund	2,902,983
6,963	iShares Lehman MBS Fixed-Rate Bond Fund	710,992
774	iShares Lehman Short Treasury Bond Fund	85,372
717	iShares Lehman Treasury Inflation Protected Securities Fund	72,632
715	iShares S&P National Municipal Bond Fund	69,576
14,190	MFS Charter Income Trust	103,729
17,084	MFS Government Markets Income Trust	104,212
11,024	MFS Intermediate Income Trust	65,152
11,777	Putnam Premier Income Trust	63,949
5,392	SPDR Lehman 1-3 Month Treasury Bill Fund	248,086
13,175	SPDR Lehman International Treasury Bond Fund	771,864
5,022	Templeton Emerging Markets Income Fund	54,489
35,990	Vanguard Total Bond Market Fund	2,721,564
5,789	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	60,437
4,187	Western Asset Emerging Markets Debt Fund Inc.	53,636
7,702	Western Asset High Income Fund II, Inc.	54,453
	TOTAL INVESTMENT COMPANIES (Cost $10,668,489)	$10,501,507

SHORT TERM INVESTMENTS - 1.2%
MONEY MARKET FUNDS - 1.2%
128,737	Federated Prime Obligations Fund	128,737
	TOTAL SHORT TERM INVESTMENTS (Cost $128,737)	$128,737

	Total Investments (Cost $10,797,226) - 100.5%	$10,630,244
	Other Liabilities in Excess of Assets - (0.5)%	(50,353)
	TOTAL NET ASSETS - 100.0%	$10,579,891

Percentages are stated as a percent of net assets.

In September 2006, FASB issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about use of fair value measurements in an effort to make measurements of fair value more consistent and comparable. The Direxion Insurance Trust has adopted FAS 157 effective January 1, 2008. A summary of fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value each Fund's net assets as of September 30, 2008:

Evolution VP Managed Bond Fund
	Investments in Securities	Other Financial Instruments*
Description
Level 1 - Quoted prices	$ 10,630,244	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 10,630,244	$ -

Evolution VP All-Cap Equity Fund
Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 18,126,212	$ 985,358
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 18,126,212	$ 985,358

Dynamic VP HY Bond Fund
Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 2,125,981	$ 1,287
Level 2 - Other significant observable inputs	-	(8,890)
Level 3 - Significant unobservable inputs	-	-
Total	$ 2,125,981	$ (7,603)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Evolution VP Large Cap Fund
Schedule of Investments
September 30, 2008 (Unaudited)

No investments, Non-operational Fund

Evolution VP Small Cap Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

Evolution VP Total Return Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Small Cap Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)

No investments, Non-operational Fund

VP 10 Year Note Bear 1.75X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP 10 Year Note Bull 1.75X Fund
Schedule of Investments
September 30, 2008 (Unaudited)

No investments, Non-operational Fund

VP Biotech Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Biotech Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Commodity Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Commodity Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Developed Markets Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Developed Markets Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Dollar Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Dollar Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Emerging Markets Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Emerging Markets Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Equity Income Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Equity Income Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Financial Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Financial Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Nan-operational Fund

VP Healthcare Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Healthcare Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Japan Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)

No investments, Non-operational Fund

VP Japan Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Latin America Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Nan-operational Fund

VP Latin America Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Mid Cap Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Mid Cap Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)

No investments, Non-operational Fund

VP NASDAQ-100® Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP NASDAQ-100® Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Oil & Gas Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Oil & Gas Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)

No investments, Non-operational Fund

VP Precious Metals Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Precious Metals Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Real Estate Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Real Estate Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP S&P 500® Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP S&P 500® Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Total Market Bear 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP Total Market Bull 1.25X Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

VP U.S. Government Money Market Fund
Schedule of Investments
September 30, 2008 (Unaudited)
No investments, Non-operational Fund

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

	Evolution VP	Evolution VP
	Managed Bond	All-Cap Equity	Dynamic VP HY
	Fund	Fund	Bond Fund

Cost of investments	$10,928,682	$20,456,293	$2,128,167

Gross unrealized appreciation	88,317	1,420,059	0

Gross unrealized depreciation	(386,755)	(3.750.140)	(2,186)

Net unrealized appreciation/(depreciation)	$(298,438)	$(2,330,081)	$(2,186)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ltem 2. Controls and Procedures.

(a)	The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act"))are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (I7 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the lnvestment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Direxion Insurance Trust

By (Signature and Title)  /s/ Daniel O'Neill
Daniel O'Neill, President, Treasurer & Controller

Date  11/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the lnvestment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel O'Neill
Daniel O'Neill, President, Treasurer & Controller

Date  11/8/08

* Print the name and title of each signing officer under his or her signature.